Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 16, 2011
Common stock, par value	$ 0	$ 0	$ 0		$ 0
Common stock, shares authorized					500,000,000
Common stock, shares issued	210,216,043	209,867,426	209,529,412	209,529,412
Common stock, shares outstanding	210,216,043	209,867,426	209,529,412	209,529,412
Class A Shares Of Common Stock [Member]
Common stock, par value	$ 0	$ 0	$ 0
Common stock, shares authorized	420,000,000	420,000,000	420,000,000		420,000,000
Common stock, shares issued	130,216,043	129,867,426	129,529,412	129,529,412
Common stock, shares outstanding	130,216,043	129,867,426	129,529,412	129,529,412
Class B Shares Of Common Stock [Member]
Common stock, par value	$ 0	$ 0
Common stock, shares authorized	80,000,000	80,000,000	80,000,000		80,000,000
Common stock, shares issued	80,000,000	80,000,000	80,000,000	80,000,000
Common stock, shares outstanding	80,000,000	80,000,000	80,000,000	80,000,000